Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation [Abstract]
Real Estate and Accumulated Depreciation

RETAIL PROPERTIES OF AMERICA, INC.

Schedule III—Real Estate and Accumulated Depreciation

December 31, 2011

(in thousands)

		Initial Cost(A)			Gross amount carried at end of period
Property Name	Encumbrance	Land	Buildings and Improvements	Adjustments to Basis(C)	Land and Improvements	Buildings and Improvements(D)	Total (B)(D)	Accumulated Depreciation(E)	Date Constructed	Date Acquired
23rd Street Plaza Panama City, FL	$3,163	$1,300	$5,319	$65	$1,300	$5,384	$6,684	$1,382	2003	12/04
Academy Sports Houma, LA	3,236	1,230	3,752	—	1,230	3,752	4,982	1,020	2004	07/04
Academy Sports Midland, TX	2,650	1,340	2,943	3	1,340	2,946	4,286	774	2004	07/04
Academy Sports Port Arthur, TX	3,219	1,050	3,954	6	1,050	3,960	5,010	1,040	2004	07/04
Academy Sports San Antonio, TX	4,216	3,215	3,963	—	3,215	3,963	7,178	1,005	2004	07/04
Alison’s Corner San Antonio, TX	2,630	1,045	5,700	78	1,045	5,778	6,823	1,622	2003	04/04
American Express DePere, WI	10,105	1,400	15,370	9	1,400	15,379	16,779	3,768	2000	12/04
American Express Phoenix, AZ	—	2,900	10,170	8	2,900	10,178	13,078	2,493	1983	12/04
Arvada Connection and Arvada Marketplace Arvada, CO	22,000	8,125	39,366	490	8,125	39,856	47,981	11,425	1987-1990	04/04
Ashland & Roosevelt Chicago, IL	9,744	—	21,052	299	—	21,351	21,351	5,161	2002	05/05
Azalea Square I Summerville, SC	12,378	6,375	21,304	1,592	6,375	22,896	29,271	5,924	2004	10/04
Azalea Square III Summerville, SC	8,703	3,280	10,348	63	3,280	10,411	13,691	1,621	2007	10/07
Bangor Parkade (a) Bangor, ME	—	11,600	13,539	4,003	11,600	17,542	29,142	3,689	2005	03/06
Battle Ridge Pavilion (a) Marietta, GA	—	4,350	11,366	(124)	4,350	11,242	15,592	2,356	1999	05/06
Beachway Plaza Bradenton, FL	6,025	5,460	10,397	210	5,460	10,607	16,067	2,570	1984/2004	06/05
Bed Bath & Beyond Plaza Miami, FL	9,333	—	18,367	40	—	18,407	18,407	4,862	2004	10/04
Bed Bath & Beyond Plaza Westbury, NY	10,550	4,530	11,901	—	4,530	11,901	16,431	2,797	2000-2002	07/05
Best on the Boulevard Las Vegas, NV	17,978	7,460	25,583	357	7,460	25,940	33,400	7,458	1996-1999	04/04
Bison Hollow Traverse City, MI	7,701	5,550	12,324	28	5,550	12,352	17,902	3,011	2004	04/05
Blockbuster at Five Forks (a) Simpsonville, SC	—	440	1,018	—	440	1,018	1,458	252	2004-2005	03/05
Bluebonnet Parc Baton Rouge, LA	8,978	4,450	16,407	76	4,450	16,483	20,933	4,809	2002	04/04
Boston Commons Springfield, MA	8,826	3,750	9,690	200	3,750	9,890	13,640	2,408	1993	05/05
Boulevard at The Capital Ctr (a) Largo, MD	—	—	114,703	(31,003)	—	83,700	83,700	9,383	2004	09/04
Boulevard Plaza Pawtucket, RI	2,456	4,170	12,038	2,499	4,170	14,537	18,707	3,427	1994	04/05
The Brickyard Chicago, IL	44,000	45,300	26,657	4,277	45,300	30,934	76,234	7,569	1977/2004	04/05
Broadway Shopping Center Bangor, ME	10,379	5,500	14,002	1,973	5,500	15,975	21,475	3,574	1960/1999- 2000	09/05
Brown’s Lane Middletown, RI	5,109	2,600	12,005	866	2,600	12,871	15,471	3,101	1985	04/05
Burlington Coat Factory Elk Grove, CA	5,500	2,858	5,084	1,247	2,858	6,331	9,189	1,320	1993	09/05
Burlington Coat Factory Moreno Valley, CA	5,100	3,860	4,008	1,917	3,860	5,925	9,785	1,174	1988	09/05
Burlington Coat Factory Redlands, CA	5,000	3,388	4,339	1,247	3,388	5,586	8,974	1,119	1981	09/05
Burlington Coat Factory Vacaville, CA	5,200	3,324	4,624	(3,487)	1,494	2,967	4,461	329	1992	09/05
Carmax San Antonio, TX	—	6,210	7,731	—	6,210	7,731	13,941	1,936	1998	03/05
Carrier Towne Crossing (a) Grand Prairie, TX	—	2,750	13,662	862	2,750	14,524	17,274	3,272	1998	12/05
Central Texas Marketplace Waco, TX	45,386	13,000	47,559	3,981	13,000	51,540	64,540	9,331	2004	12/06
Centre at Laurel Laurel, MD	27,200	19,000	8,406	16,589	19,000	24,995	43,995	5,114	2005	02/06
Century III Plaza West Mifflin, PA	26,200	7,100	33,212	1,391	7,100	34,603	41,703	7,876	1996	06/05
Chantilly Crossing Chantilly, VA	16,673	8,500	16,060	2,085	8,500	18,145	26,645	4,219	2004	05/05
Cinemark Seven Bridges Woodridge, IL	5,109	3,450	11,728	—	3,450	11,728	15,178	2,770	2000	03/05
Citizen’s Property Insurance (a) Jacksonville, FL	—	2,150	7,601	6	2,150	7,607	9,757	1,686	2005	08/05
Clearlake Shores Clear Lake, TX	6,177	1,775	7,026	1,182	1,775	8,208	9,983	1,975	2003-2004	04/05
Colony Square (a) Sugar Land, TX	—	16,700	22,775	234	16,700	23,009	39,709	4,566	1997	05/06
The Columns Jackson, TN	12,771	5,830	19,439	77	5,830	19,516	25,346	5,229	2004	8/04 & 10/04
The Commons at Temecula (a) Temecula, CA	—	12,000	35,887	293	12,000	36,180	48,180	8,360	1999	04/05
Coram Plaza Coram, NY	14,540	10,200	26,178	2,065	10,200	28,243	38,443	7,148	2004	12/04
Cornerstone Plaza Cocoa Beach, FL	4,903	2,920	10,359	(160)	2,920	10,199	13,119	2,470	2004-2005	05/05
Corwest Plaza New Britian, CT	15,075	6,900	23,851	53	6,900	23,904	30,804	7,093	1999-2003	01/04
Cost Plus Distribution Warehouse (b) Stockton, CA	16,300	10,075	21,483	29,493	7,104	53,947	61,051	9,583	2003	04/06
Cottage Plaza Pawtucket, RI	11,101	3,000	19,158	(50)	3,000	19,108	22,108	4,840	2004-2005	02/05
Cranberry Square Cranberry Township, PA	11,396	3,000	18,736	492	3,000	19,228	22,228	5,302	1996-1997	07/04
Crockett Square Morristown, TN	5,812	4,140	7,534	53	4,140	7,587	11,727	1,643	2005	02/06
Crossroads Plaza CVS North Attleborough, MA	4,474	1,040	3,780	52	1,040	3,832	4,872	922	1987	05/05
Crown Theater (a) Hartford, CT	—	7,318	954	—	7,318	954	8,272	411	2000	07/05
Cuyahoga Falls Market Center Cuyahoga Falls, OH	3,782	3,350	11,083	(231)	3,350	10,852	14,202	2,697	1998	04/05
CVS Pharmacy Burleson, TX	1,719	910	2,891	—	910	2,891	3,801	689	1999	06/05
CVS Pharmacy (Eckerd) Edmond, OK	2,309	975	2,400	2	975	2,402	3,377	712	2003	12/03
CVS Pharmacy (a) Jacksonville, FL	—	1,460	4,455	2	1,460	4,457	5,917	1,116	2004	03/05
CVS Pharmacy Lawton, OK	1,208	750	1,958	—	750	1,958	2,708	472	1999	05/05
CVS Pharmacy Montevallo, AL	1,847	250	2,777	—	250	2,777	3,027	687	2001	03/05
CVS Pharmacy Moore, OK	1,994	600	2,659	—	600	2,659	3,259	650	2004	05/05
CVS Pharmacy (Eckerd) Norman, OK	3,635	932	4,370	—	932	4,370	5,302	1,306	2003	12/03
CVS Pharmacy Oklahoma City, OK	1,925	620	3,583	—	620	3,583	4,203	854	1999	06/05
CVS Pharmacy Saginaw, TX	2,731	1,100	3,254	—	1,100	3,254	4,354	805	2004	03/05
CVS Pharmacy Sylacauga, AL	1,845	600	2,469	3	600	2,472	3,072	650	2004	10/04
Darien Towne Center Darien, IL	18,133	7,000	22,468	673	7,000	23,141	30,141	6,658	1994	12/03
Davis Towne Crossing North Richland Hills, TX	2,739	1,850	5,681	863	1,671	6,723	8,394	1,778	2003-2004	06/04
Denton Crossing Denton, TX	28,195	6,000	43,434	11,155	6,000	54,589	60,589	13,845	2003-2004	10/04
Dick’s Sporting Goods (c) Fresno, CA	5,100	2,455	5,438	1,696	2,455	7,134	9,589	1,333	1993	04/05
Diebold Warehouse (a) Green, OH	—	—	11,190	2	—	11,192	11,192	2,667	2005	07/05
Dorman Center I & II Spartanburg, SC	21,347	17,025	29,478	452	17,025	29,930	46,955	8,644	2003-2004	3/04 & 7/04
Duck Creek Bettendorf, IA	12,432	4,440	12,076	5,198	4,440	17,274	21,714	3,628	2005	11/05
East Stone Commons Kingsport, TN	22,550	2,900	28,714	(1,484)	2,826	27,304	30,130	5,504	2005	06/06
Eastwood Towne Center Lansing, MI	23,001	12,000	65,067	(1,026)	12,000	64,041	76,041	18,063	2002	05/04
Edgemont Town Center Homewood, AL	6,730	3,500	10,956	(193)	3,500	10,763	14,263	2,878	2003	11/04
Edwards Multiplex Fresno, CA	9,824	—	35,421	—	—	35,421	35,421	8,658	1988	05/05
Edwards Multiplex Ontario, CA	14,196	11,800	33,098	—	11,800	33,098	44,898	8,090	1997	05/05
Evans Towne Centre Evans, GA	4,421	1,700	6,425	64	1,700	6,489	8,189	1,662	1995	12/04
Fairgrounds Plaza Middletown, NY	14,142	4,800	13,490	4,354	5,431	17,213	22,644	4,171	2002-2004	01/05
Fisher Scientific (a) Kalamazoo, MI	—	510	12,768	10	510	12,778	13,288	2,905	2005	06/05
Five Forks (a) Simpsonville, SC	—	2,100	5,374	51	2,100	5,425	7,525	1,404	1999	12/04
Forks Town Center Easton, PA	8,691	2,430	14,836	697	2,430	15,533	17,963	4,208	2002	07/04
Four Peaks Plaza Fountain Hills, AZ	10,048	5,000	20,098	4,406	5,000	24,504	29,504	5,739	2004	03/05
Fox Creek Village Longmont, CO	9,333	3,755	15,563	(1,075)	3,755	14,488	18,243	3,931	2003-2004	11/04
Fullerton Metrocenter Fullerton, CA	28,981	—	47,403	1,236	—	48,639	48,639	13,213	1988	06/04
Galvez Shopping Center Galveston, TX	4,245	1,250	4,947	339	1,250	5,286	6,536	1,267	2004	06/05
The Gateway Salt Lake City, UT	99,414	28,665	110,945	21,853	28,665	132,798	161,463	30,605	2001-2003	05/05
Gateway Pavilions Avondale, AZ	25,052	9,880	55,195	(1,163)	9,880	54,032	63,912	13,986	2003-2004	12/04
Gateway Plaza Southlake, TX	18,862	—	26,371	2,273	—	28,644	28,644	7,574	2000	07/04
Gateway Station College Station, TX	3,067	1,050	3,911	1,122	1,050	5,033	6,083	1,256	2003-2004	12/04
Gateway Station II:III (b) College Station, TX	6,268	3,280	11,557	4	3,280	11,561	14,841	1,367	2006-2007	05/07
Gateway Village Annapolis, MD	25,529	8,550	39,298	3,777	8,550	43,075	51,625	11,623	1996	07/04
Gerry Centennial Plaza (a) Oswego, IL	—	5,370	12,968	8,318	5,370	21,286	26,656	3,252	2006	06/07
Giant Eagle Columbus, OH	12,154	3,425	16,868	10	3,425	16,878	20,303	3,764	2000	11/05
Gloucester Town Center Gloucester, NJ	9,141	3,900	17,878	198	3,900	18,076	21,976	4,337	2003	05/05
GMAC Insurance Buildings Winston-Salem, NC	24,904	8,250	50,287	(42,010)	2,928	13,599	16,527	491	1980/1990	09/04
Golfsmith (a) Altamonte Springs, FL	—	1,250	2,974	2	1,250	2,976	4,226	642	1992/2004	11/05
Governor’s Marketplace Tallahassee, FL	13,568	—	30,377	2,034	—	32,411	32,411	8,658	2001	08/04
Grapevine Crossing Grapevine, TX	11,707	4,100	16,938	(50)	3,894	17,094	20,988	4,159	2001	04/05
Green’s Corner Cumming, GA	5,502	3,200	8,663	63	3,200	8,726	11,926	2,223	1997	12/04
Greensburg Commons Greensburg, IN	10,250	2,700	19,116	(170)	2,700	18,946	21,646	4,727	1999	04/05
Greenwich Center (a) Phillipsburg, NJ	—	5,439	21,594	(9,465)	3,791	13,777	17,568	1,193	2002-2003 & 2006	02/06
Gurnee Town Center Gurnee, IL	15,620	7,000	35,147	1,436	7,000	36,583	43,583	9,285	2000	10/04
Hartford Insurance Building (a) Maple Grove, MN	—	1,700	13,709	6	1,700	13,715	15,415	3,185	2005	08/05
Harvest Towne Center Knoxville, TN	4,126	3,155	5,085	53	3,155	5,138	8,293	1,385	1996-1999	09/04
Henry Town Center McDonough, GA	31,878	10,650	46,814	348	10,650	47,162	57,812	12,113	2002	12/04
Heritage Towne Crossing Euless, TX	8,755	3,065	10,729	1,153	3,065	11,882	14,947	3,375	2002	03/04
Hewitt Associates Campus Lincolnshire, IL	116,958	28,500	178,524	(3)	28,497	178,524	207,021	43,087	1974/1986	05/05
Hickory Ridge Hickory, NC	19,943	6,860	30,517	501	6,860	31,018	37,878	8,586	1999	01/04
High Ridge Crossing High Ridge, MO	5,109	3,075	9,148	(296)	3,075	8,852	11,927	2,229	2004	03/05
Hobby Lobby (c) Rancho Cucamonga, CA	5,000	4,419	3,235	757	4,419	3,992	8,411	756	1990	09/05
Hobby Lobby (c) Roseville, CA	5,400	4,734	2,997	522	4,734	3,519	8,253	700	1983	09/05
Hobby Lobby (c) Temecula, CA	5,100	4,704	3,062	720	4,704	3,782	8,486	716	1990	09/05
Holliday Towne Center Duncansville, PA	8,056	2,200	11,609	(367)	2,200	11,242	13,442	2,917	2003	02/05
Home Depot Center Pittsburgh, PA	11,200	—	16,758	—	—	16,758	16,758	3,993	1996	06/05
Home Depot Plaza Orange, CT	13,530	9,700	17,137	455	9,700	17,592	27,292	4,173	1992	06/05
HQ Building San Antonio, TX	9,408	5,200	10,010	4,156	5,200	14,166	19,366	2,671	Redev: 04	12/05
Humblewood Shopping Center Humble, TX	6,672	2,200	12,823	(51)	2,200	12,772	14,972	2,828	Renov: 05	11/05
Irmo Station Irmo, SC	5,207	2,600	9,247	88	2,600	9,335	11,935	2,392	1980 & 1985	12/04
Jefferson Commons Newport News, VA	54,507	23,097	52,762	(74)	23,097	52,688	75,785	7,591	2005	02/08
King Philip’s Crossing Seekonk, PA	10,687	3,710	19,144	(556)	3,710	18,588	22,298	4,202	2005	11/05
Kohl’s Hanford, CA	4,700	2,701	5,304	(4,487)	1,289	2,229	3,518	233	1993	09/05
Kohl’s Lodi, CA	4,400	2,723	4,210	1	2,723	4,211	6,934	971	1979	09/05
Kohl’s Sacramento, CA	4,800	3,864	3,533	1	3,864	3,534	7,398	815	1973	09/05
Kohl’s Sun Valley, CA	6,000	5,211	3,546	1	5,211	3,547	8,758	818	1980	09/05
La Plaza Del Norte San Antonio, TX	17,125	16,005	37,744	954	16,005	38,698	54,703	10,972	1996/1999	01/04
Lake Forest Crossing McKinney, TX	—	2,200	5,110	116	2,200	5,226	7,426	1,267	2004	03/05
Lake Mary Pointe Lake Mary, FL	1,709	2,075	4,009	89	2,075	4,098	6,173	1,077	1999	10/04
Lake Mead Crossing (d) Las Vegas, NV	—	17,796	50,216	(7,191)	14,934	45,887	60,821	4,366	2011	10/06
Lake Worth Towne Crossing (a) Lake Worth, TX	—	6,200	30,910	4,285	6,200	35,195	41,395	6,942	2005	06/06
Lakepointe Towne Center (a) Lewisville, TX	—	4,750	23,904	875	4,750	24,779	29,529	5,928	2004	05/05
Lakewood Towne Center Lakewood, WA	41,048	11,200	70,796	(3,388)	11,200	67,408	78,608	18,725	1988/2002- 2003	06/04
Lincoln Plaza Worchester, MA	40,707	13,000	46,482	21,517	13,165	67,834	80,999	14,500	2001-2004	09/05
Low Country Village I & II Bluffton, SC	10,561	2,910	16,614	(513)	2,486	16,525	19,011	4,248	2004-2005	06/04 & 09/05
Lowe’s/Bed, Bath & Beyond Butler, NJ	13,569	7,423	799	(8)	7,415	799	8,214	337	2005	08/05
MacArthur Crossing Los Colinas, TX	7,221	4,710	16,265	709	4,710	16,974	21,684	4,919	1995-1996	02/04
Magnolia Square Houma, LA	6,582	2,635	15,040	(1,121)	2,635	13,919	16,554	3,617	2004	02/05
Manchester Meadows (a) Town and Country, MO	—	14,700	39,738	(118)	14,700	39,620	54,320	10,751	1994-1995	08/04
Mansfield Towne Crossing Mansfield, TX	8,792	3,300	12,195	3,452	3,300	15,647	18,947	4,015	2003-2004	11/04
Maple Tree Place Williston, VT	63,400	28,000	67,361	2,992	28,000	70,353	98,353	16,900	2004-2005	05/05
The Market at Clifty Crossing Columbus, IN	13,710	1,900	16,668	670	1,847	17,391	19,238	3,792	1986/2004	11/05
The Market at Polaris Columbus, OH	36,196	11,750	40,197	5,997	11,750	46,194	57,944	10,089	2005	11/05
Massillon Commons Massillion, OH	7,221	4,090	12,521	332	4,090	12,853	16,943	3,135	1986/2000	04/05
McAllen Shopping Center McAllen, TX	1,605	850	2,958	(112)	850	2,846	3,696	733	2004	12/04
McDermott Towne Crossing Allen, TX	—	1,850	6,923	63	1,850	6,986	8,836	1,608	1999	09/05
Mervyns Bakersfield, CA	5,000	1,964	5,682	(4,088)	1,006	2,552	3,558	317	1988	09/05
Mervyns Fontana, CA	5,200	2,357	5,702	1	2,357	5,703	8,060	1,316	1992	09/05
Mervyns Highland, CA	5,300	2,308	5,870	(3,311)	1,506	3,361	4,867	418	1994	09/05
Mervyns Manteca, CA	5,700	2,799	6,194	1	2,799	6,195	8,994	1,429	1992	09/05
Mervyns McAllen, TX	5,100	4,027	3,931	2	4,027	3,933	7,960	907	1992	09/05
Mervyns Morgan Hill, CA	5,100	4,714	3,153	1	4,714	3,154	7,868	728	1989	09/05
Mervyns Oceanside, CA	6,400	6,305	5,384	18	6,305	5,402	11,707	1,243	1982	09/05
Mervyns Ridgecrest, CA	3,300	1,473	4,556	(3,632)	641	1,756	2,397	234	1990	09/05
Mervyns Turlock, CA	4,000	1,925	4,294	(3,315)	975	1,929	2,904	258	1987	09/05
Mid-Hudson Center Poughkeepsie, NY	23,750	9,900	29,160	1	9,900	29,161	39,061	6,867	2000	07/05
Midtown Center Milwaukee, WI	30,963	13,220	41,687	5,208	13,220	46,895	60,115	10,996	1986-1987	01/05
Mission Crossing San Antonio, TX	12,014	4,000	12,616	7,141	4,670	19,087	23,757	4,242	Renov: 2003-2005	07/05
Mitchell Ranch Plaza New Port Richey, FL	20,060	5,550	26,213	294	5,550	26,507	32,057	7,109	2003	08/04
Montecito Crossing Las Vegas, NV	17,608	9,700	25,414	9,294	11,300	33,108	44,408	7,289	2004-2005	10/05
Mor Furniture Murrieta, CA	—	3,200	5,530	(5,227)	3,200	303	3,503	39	2005	10/05
Mountain View Plaza I & II Kalispell, MT	—	5,180	18,212	45	5,120	18,317	23,437	3,999	2003 & 2006	10/05 & 11/06
Newburgh Crossing Newburgh, NY	6,808	4,000	10,246	6	4,000	10,252	14,252	2,349	2005	10/05
Newnan Crossing I & II Newnan, GA	25,404	15,100	33,987	4,095	15,100	38,082	53,182	10,184	1999 & 2004	12/03 & 02/04
Newton Crossroads Covington, GA	3,881	3,350	6,927	(25)	3,350	6,902	10,252	1,765	1997	12/04
North Rivers Towne Center Charleston, SC	10,414	3,350	15,720	213	3,350	15,933	19,283	4,526	2003-2004	04/04
Northgate North Seattle, WA	28,650	7,540	49,078	(16,220)	7,540	32,858	40,398	9,351	1999-2003	06/04
Northpointe Plaza Spokane, WA	24,069	13,800	37,707	1,929	13,800	39,636	53,436	10,915	1991-1993	05/04
Northwood Crossing(a) Northport, AL	—	3,770	13,658	458	3,770	14,116	17,886	3,068	1979/2004	01/06
Northwoods Center Wesley Chapel, FL	8,842	3,415	9,475	6,186	3,415	15,661	19,076	3,858	2002-2004	12/04
Orange Plaza (Golfland Plaza) Orange, CT	6,200	4,350	4,834	961	4,350	5,795	10,145	1,302	1995	05/05
The Orchard New Hartford, NY	12,109	3,200	17,151	14	3,200	17,165	20,365	3,998	2004-2005	07/05 & 9/05
Pacheco Pass Phase I & II(a) Gilroy, CA	—	13,420	32,784	(1,094)	13,400	31,710	45,110	6,492	2004 & 2006	07/05 & 06/07
Page Field Commons(a) Fort Myers, FL	—	—	43,355	1,151	—	44,506	44,506	10,780	1999	05/05
Paradise Valley Marketplace Phoenix, AZ	9,529	6,590	20,425	86	6,590	20,511	27,101	5,809	2002	04/04
Parkway Towne Crossing Frisco, TX	—	6,142	20,423	3,384	6,142	23,807	29,949	3,815	2010	08/06
Pavillion at Kings Grant I & II Concord, NC	16,000	10,274	12,392	11,697	10,274	24,089	34,363	4,531	2002-2003 & 2005	12/03 & 06/06
Peoria Crossings I & II(b) Peoria, AZ	17,426	6,995	32,816	3,722	8,495	35,038	43,533	9,730	2002-2003 & 2005	03/04 & 05/05
Phenix Crossing Phenix City, AL	4,323	2,600	6,776	122	2,600	6,898	9,498	1,791	2004	12/04
Pine Ridge Plaza Lawrence, KS	11,203	5,000	19,802	1,893	5,000	21,695	26,695	5,809	1998-2004	06/04
Placentia Town Center Placentia, CA	11,494	11,200	11,751	193	11,200	11,944	23,144	3,077	1973/2000	12/04
Plaza at Marysville Marysville, WA	9,496	6,600	13,728	159	6,600	13,887	20,487	3,752	1995	07/04
Plaza at Riverlakes Bakersfield, CA	8,827	5,100	10,824	(10)	5,100	10,814	15,914	2,837	2001	10/04
Plaza Santa Fe II Santa Fe, NM	14,550	—	28,588	803	—	29,391	29,391	8,044	2000-2002	06/04
Pleasant Run Cedar Hill, TX	14,245	4,200	29,085	2,502	4,200	31,587	35,787	8,003	2004	12/04
Powell Center Lewis Center, OH	8,390	5,490	7,448	(43)	5,490	7,405	12,895	1,294	2001	04/07
Preston Trail Village Dallas, TX	13,378	7,139	13,670	1,038	7,139	14,708	21,847	1,818	1978/2008	09/08
Promenade at Red Cliff St. George, UT	8,351	5,340	12,665	513	5,340	13,178	18,518	3,687	1997	02/04
Pro-Ranch Market El Paso, TX	5,000	3,339	4,348	1	3,339	4,349	7,688	1,003	1981	09/05
Quakertown Quakertown, PA	8,161	2,400	9,246	1	2,400	9,247	11,647	2,149	2004-2005	09/05
Rasmussen College (a) Brooklyn Park, MN	—	850	4,049	6	850	4,055	4,905	953	2005	08/05
Rave Theater Houston, TX	17,889	3,440	22,111	2,881	3,440	24,992	28,432	5,428	2005	12/05
Raytheon Facility (a) State College, PA	—	650	18,353	2	650	18,355	19,005	4,318	Rehab: 2001	08/05
Red Bug Village Winter Springs, FL	4,439	1,790	6,178	102	1,790	6,280	8,070	1,454	2004	12/05
Reisterstown Road Plaza (a) Baltimore, MD	—	15,800	70,372	9,569	15,800	79,941	95,741	20,787	1986/2004	08/04
Ridge Tool Building (a) Cambridge, OH	—	415	6,799	1	415	6,800	7,215	1,487	2005	09/05
Rite Aid Store (Eckerd), Sheridan Dr. Amherst, NY	2,903	2,000	2,722	—	2,000	2,722	4,722	615	1999	11/05
Rite Aid Store (Eckerd), Transit Road Amherst, NY	3,243	2,500	2,764	2	2,500	2,766	5,266	625	2003	11/05
Rite Aid Store (Eckerd) Atlanta, GA	—	900	1,215	—	900	1,215	2,115	293	1999-2000	05/05
Rite Aid Store (Eckerd), East Main St. Batavia, NY	2,855	1,860	2,786	—	1,860	2,786	4,646	630	2004	11/05
Rite Aid Store (Eckerd), West Main St. Batavia, NY	2,547	1,510	2,627	—	1,510	2,627	4,137	594	2001	11/05
Rite Aid Store (Eckerd), Ferry St. Buffalo, NY	2,198	900	2,677	—	900	2,677	3,577	605	2000	11/05
Rite Aid Store (Eckerd) – Main St. Buffalo, NY	2,174	1,340	2,192	—	1,340	2,192	3,532	495	1998	11/05
Rite Aid Store (Eckerd) Canandaigua, NY	3,091	1,968	2,575	1	1,968	2,576	4,544	582	2004	11/05
Rite Aid Store (Eckerd) Chattanooga, TN	1,739	750	2,042	—	750	2,042	2,792	486	1999	06/05
Rite Aid Store (Eckerd) Cheektowaga, NY	2,117	2,080	1,393	—	2,080	1,393	3,473	315	1999	11/05
Rite Aid Store (Eckerd) Colesville, MD	3,193	3,000	3,955	22	3,000	3,977	6,977	962	2005	05/05
Rite Aid Store (Eckerd) Columbia, SC	1,719	900	2,377	—	900	2,377	3,277	678	2003-2004	06/04
Rite Aid Store (Eckerd) Crossville, TN	1,375	600	2,033	1	600	2,034	2,634	565	2003-2004	06/04
Rite Aid Store (Eckerd) Grand Island, NY	1,665	900	2,475	—	900	2,475	3,375	556	1999	11/05
Rite Aid Store (Eckerd) Greece, NY	1,926	470	2,657	—	470	2,657	3,127	601	1998	11/05
Rite Aid Store (Eckerd) Greer, SC	1,650	1,050	2,047	1	1,050	2,048	3,098	569	2003-2004	06/04
Rite Aid Store (Eckerd) (a) Hellertown, PA	—	1,550	3,954	6	1,550	3,960	5,510	931	2004	08/05
Rite Aid Store (Eckerd) Hudson, NY	2,409	2,060	1,873	—	2,060	1,873	3,933	423	2002	11/05
Rite Aid Store (Eckerd) Irondequoit, NY	2,877	1,940	2,736	—	1,940	2,736	4,676	619	2002	11/05
Rite Aid Store (Eckerd) Kill Devil Hills, NC	1,965	700	2,960	1	700	2,961	3,661	823	2003-2004	06/04
Rite Aid Store (Eckerd) Lancaster, NY	1,786	1,710	1,207	—	1,710	1,207	2,917	273	1999	11/05
Rite Aid Store (Eckerd) (a) Lebanon, PA	—	975	4,369	6	975	4,375	5,350	1,029	2004	08/05
Rite Aid Store (Eckerd) Lockport, NY	2,716	1,650	2,788	—	1,650	2,788	4,438	630	2002	11/05
Rite Aid Store (Eckerd) North Chili, NY	1,682	820	1,935	—	820	1,935	2,755	437	2000	11/05
Rite Aid Store (Eckerd) Olean, NY	2,452	1,190	2,809	—	1,190	2,809	3,999	635	1999	11/05
Rite Aid Store (Eckerd) (a) Punxsutawney, PA	—	1,000	4,328	5	1,000	4,333	5,333	1,019	2004	08/05
Rite Aid Store (Eckerd), Culver Rd. Rochester, NY	2,376	1,590	2,279	—	1,590	2,279	3,869	515	2001	11/05
Rite Aid Store (Eckerd), Lake Ave. Rochester, NY	3,210	2,220	3,025	2	2,220	3,027	5,247	684	2001	11/05
Rite Aid Store (Eckerd) Tonawanda, NY	2,370	800	3,075	—	800	3,075	3,875	695	2000	11/05
Rite Aid Store (Eckerd), Harlem Road West Seneca, NY	2,770	2,830	1,683	—	2,830	1,683	4,513	380	2003	11/05
Rite Aid Store (Eckerd), Union Rd. West Seneca, NY	2,395	1,610	2,300	—	1,610	2,300	3,910	520	2000	11/05
Rite Aid Store (Eckerd) Yorkshire, NY	1,372	810	1,434	—	810	1,434	2,244	324	1997	11/05
Riverpark Phase IIA Sugarland, TX	6,435	1,800	8,542	(57)	1,800	8,485	10,285	1,661	2006	09/06
Rivery Town Crossing Georgetown, TX	8,018	2,900	6,814	308	2,900	7,122	10,022	1,345	2005	10/06
Royal Oaks Village II Houston, TX	8,550	2,200	11,859	(232)	2,200	11,627	13,827	2,637	2004-2005	11/05
Saucon Valley Square Bethlehem, PA	8,842	3,200	12,642	(2,030)	3,200	10,612	13,812	2,901	1999	09/04
Shaws Supermarket (a) New Britain, CT	—	2,700	11,532	(298)	2,700	11,234	13,934	3,396	1995	12/03
Shoppes at Lake Andrew I & II Viera, FL	15,117	4,000	22,996	305	4,000	23,301	27,301	5,942	2003	12/04
Shoppes at Park West Mt. Pleasant, SC	5,502	2,240	9,357	(56)	2,240	9,301	11,541	2,469	2004	11/04
The Shoppes at Quarterfield Severn, MD	5,019	2,190	8,840	66	2,190	8,906	11,096	2,581	1999	01/04
Shoppes at Stroud (a) Stroudsburg, PA	—	5,711	27,878	(2,938)	5,111	25,540	30,651	3,163	2007-2008	01/08
Shoppes of New Hope Dallas, GA	3,759	1,350	11,045	(302)	1,350	10,743	12,093	2,974	2004	07/04
Shoppes of Prominence Point I & II(b) Canton, GA	—	3,650	12,652	(18)	3,650	12,634	16,284	3,401	2004 & 2005	06/04 & 09/05
Shoppes of Warner Robins Warner Robins, GA	5,328	1,110	11,258	(59)	1,110	11,199	12,309	2,673	2004	06/05
Shops at 5 (a) Plymouth, MA	—	8,350	59,570	70	8,350	59,640	67,990	14,387	2005	06/05
The Shops at Boardwalk Kansas City, MO	7,625	5,000	30,540	(1,910)	5,000	28,630	33,630	7,963	2003-2004	07/04
Shops at Forest Commons Round Rock, TX	4,710	1,050	6,133	(159)	1,050	5,974	7,024	1,556	2002	12/04
The Shops at Legacy Plano, TX	61,100	8,800	108,940	10,509	8,800	119,449	128,249	19,686	2002	06/07
Shops at Park Place Plano, TX	8,089	9,096	13,175	513	9,096	13,688	22,784	4,287	2001	10/03
South Towne Crossing (a) Burleson, TX	—	1,600	9,391	1,971	1,600	11,362	12,962	2,205	2005	06/06
Southgate Plaza Heath, OH	4,070	2,200	9,229	37	2,161	9,305	11,466	2,317	1998-2002	03/05
Southlake Town Square I – VII (b) Southlake, TX	147,960	41,490	187,353	17,490	41,490	204,843	246,333	43,279	1998-2004 & 2007	12/04, 5/07, 9/08 & 3/09
Southwest Crossing (a) Fort Worth, TX	—	4,750	19,679	154	4,750	19,833	24,583	4,779	1999	06/05
Stanley Works/Mac Tools (a) Westerville, OH	—	1,900	7,624	—	1,900	7,624	9,524	1,845	2004	01/05
Stateline Station (a) Kansas City, MO	—	6,500	23,780	(14,946)	3,829	11,505	15,334	1,482	2003-2004	03/05
Stilesboro Oaks Acworth, GA	5,266	2,200	9,426	(45)	2,200	9,381	11,581	2,408	1997	12/04
Stonebridge Plaza McKinney, TX	—	1,000	5,783	60	1,000	5,843	6,843	1,387	1997	08/05
Stony Creek I Noblesville, IN	8,842	6,735	17,564	355	6,735	17,919	24,654	5,442	2003	12/03
Stony Creek II (a) Noblesville, IN	—	1,900	5,106	37	1,900	5,143	7,043	1,157	2005	11/05
Stop & Shop Beekman, NY	7,349	2,650	11,491	6	2,650	11,497	14,147	2,594	Renov: 2005	11/05
Target South Center Austin, TX	5,634	2,300	8,760	257	2,300	9,017	11,317	2,031	1999	11/05
Tim Horton Donut Shop Canandaigua, NY	—	212	30	—	212	30	242	12	2004	11/05
Tollgate Marketplace (a) Bel Air, MD	—	8,700	61,247	1,783	8,700	63,030	71,730	16,635	1979/1994	07/04
Town Square Plaza (a) Pottstown, PA	—	9,700	18,264	1,489	9,700	19,753	29,453	4,326	2004	12/05
Towson Circle Towson, MD	12,471	9,050	17,840	1,606	9,050	19,446	28,496	5,119	1998	07/04
Traveler’s Office Building (a) Knoxville, TN	—	650	7,001	822	1,079	7,394	8,473	1,554	2005	01/06
Trenton Crossing McAllen, TX	16,799	8,180	19,262	3,165	8,180	22,427	30,607	5,423	2003	02/05
University Square University Heights, OH	26,865	1,770	48,068	(42,239)	986	6,613	7,599	512	2003	05/05
University Town Center Tuscaloosa, AL	4,617	—	9,557	151	—	9,708	9,708	2,516	2002	11/04
Vail Ranch Plaza Temecula, CA	11,138	6,200	16,275	(31)	6,200	16,244	22,444	3,979	2004-2005	04/05
The Village at Quail Springs Oklahoma City, OK	5,403	3,335	7,766	121	3,335	7,887	11,222	1,964	2003-2004	02/05
Village Shoppes at Gainesville (a) Gainsville, GA	—	4,450	36,592	361	4,450	36,953	41,403	8,630	2004	09/05
Village Shoppes at Simonton Lawrenceville, GA	3,470	2,200	10,874	(222)	2,200	10,652	12,852	2,918	2004	08/04
Walgreens Northwoods, MO	3,094	450	5,074	—	450	5,074	5,524	1,199	2000	04/05
Walgreens West Allis, WI	2,269	550	3,580	—	550	3,580	4,130	886	1999	04/05
Walter’s Crossing Tampa, FL	20,626	14,500	16,914	(4)	14,500	16,910	31,410	3,637	2005	07/06
Watauga Pavillion Watuaga, TX	14,500	5,185	27,504	92	5,185	27,596	32,781	7,755	2003-2004	05/04
West Town Market Fort Mill, SC	5,393	1,170	10,488	(35)	1,170	10,453	11,623	2,487	2004	06/05
Wilton Square Saratoga Springs, NY	28,560	8,200	35,538	23	8,200	35,561	43,761	8,364	2000	07/05
Winchester Commons Memphis, TN	5,894	4,400	7,471	(9)	4,400	7,462	11,862	1,966	1999	11/04
Winco (c) Venture, CA	5,000	4,714	2,968	1	4,714	2,969	7,683	685	1982	09/05
Zurich Towers Schaumburg, IL	67,197	7,900	137,096	13	7,900	137,109	145,009	33,459	1986- 1990	11/04

	2,700,178	1,339,983	4,916,705	108,542	1,320,270	5,044,960	6,365,230	1,180,509
Development Properties
Bellevue Mall Nashville, TN	—	3,056	—	—	3,056	—	3,056	—
Green Valley (d) Henderson, NV	—	11,603	12,619	(893)	11,037	12,292	23,329	258
South Billings (e) Billings, MT	—	—	—	—	—	—	—	—

Subtotal Development Properties	—	14,659	12,619	(893)	14,093	12,292	26,385	258
Developments in Progress	79,599	20,587	29,353	—	20,587	29,353	49,940	—

Total Investment Properties	$2,779,777	$1,375,229	$4,958,677	$107,649	1,354,950	$5,086,605	$6,441,555	$1,180,767

(a)	This property is secured as collateral under the Company’s line of credit agreement.
(b)	A portion of this property is secured as collateral under the Company’s line of credit agreement.
(c)	This property was a former Mervyns. The property name was changed when a new tenant took occupancy in 2011.
(d)	This property is encumbered by a construction loan included in Developments Progress.
(e)	This property is included in Developments in Progress.

RETAIL PROPERTIES OF AMERICA, INC.

Notes:

(A)	The initial cost to the Company represents the original purchase price of the property, including amounts incurred subsequent to acquisition which were contemplated at the time the property was acquired.
(B)	The aggregate cost of real estate owned at December 31, 2011 for U.S. Federal income tax purposes was approximately $6,420,750 (unaudited).
(C)	Adjustments to basis include payments received under master lease agreements as well as additional tangible costs associated with the investment properties, including any earnout of tenant space.
(D)	Reconciliation of real estate owned:

	2011	2010	2009
Balance at January 1	$6,721,242	$6,969,951	$7,365,167
Purchase of investment property	25,194	58	25,195
Sale of investment property	(269,214)	(255,764)	(313,062)
Property held for sale	—	—	(41,689)
Provision for asset impairment	(54,848)	(32,318)	(101,543)
Payments received under master leases	(259)	(789)	(1,231)
Acquired in-place lease intangibles	23,154	45,551	40,868
Acquired above market lease intangibles	2,572	3,171	4,689
Acquired below market lease intangibles	(6,286)	(8,618)	(8,443)

Balance at December 31	$6,441,555	$6,721,242	$6,969,951

(E)	Reconciliation of accumulated depreciation:

	2011	2010	2009
Balance at January 1	$1,034,769	$866,169	$733,661
Depreciation expense	202,970	212,832	218,029
Sale of investment property	(35,604)	(22,653)	(35,006)
Property held for sale	—	—	(112)
Provision for asset impairment	(13,856)	(8,071)	(38,553)
Write offs due to early lease termination	(7,512)	(11,568)	(11,850)
Other disposals	—	(1,940)	—

Balance at December 31	$1,180,767	$1,034,769	$866,169